================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:       December 31, 2010
                                           --------------------------

Check here if Amendment [_]; Amendment Number: ________________________________

     This Amendment (Check only one.):   [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vulcan Value Partners, LLC

Address: 3500 Blue Lake Drive, Suite 400
         Birmingham, AL 35423

Form 13F File Number: 28-____________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  F. Hampton McFadden, Jr.

Title: Chief Compliance Officer

Phone: 205-803-1582

Signature, Place, and Date of Signing:

   /s/ F. Hampton McFadden,         Jr. Birmingham, AL         August 29, 2012

Report Type:

[X]  13F HOLDINGS REPORT

[_]  13F NOTICE

[_]  13F COMBINATION REPORT

================================================================================

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0
                                           --------------------

Form 13F Information Table Entry Total:                 45
                                           --------------------

Form 13F Information Table Value Total:           $108,185
                                           --------------------
                                               (thousands)

List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D C.R. BARD INC                  COM              067383109     1452    15820 SH       SOLE                  15820        0        0
D BOLT TECHNOLOGY CORP           COM              097698104     1108    84109 SH       SOLE                  84109        0        0
D CHUBB CORP                     COM              171232101     2230    37397 SH       SOLE                  37397        0        0
D CHURCH & DWIGHT                COM              171340102     1240    17964 SH       SOLE                  17964        0        0
D COMCAST "A SPL"                COM              20030N200     3518   169034 SH       SOLE                 169034        0        0
D CISCO SYSTEMS INC              COM              17275R102     2058   101708 SH       SOLE                 101708        0        0
D DONALDSON CO                   COM              257651109     1865    31999 SH       SOLE                  31999        0        0
D DIAGEO PLC-ADR                 COM              25243Q205     1825    24555 SH       SOLE                  24555        0        0
D WALT DISNEY CO                 COM              254687106     3420    91168 SH       SOLE                  91168        0        0
D DISCOVERY COMMUNICATIONS - A   COM              25470F104     1543    36993 SH       SOLE                  36993        0        0
D DUN & BRADSTREET CORP          COM              26483E100     1762    21468 SH       SOLE                  21468        0        0
D DR PEPPER SNAPPLE GROUP        COM              26138E109     2385    67821 SH       SOLE                  67821        0        0
D DIRECTV                        COM              25490A101     5038   126168 SH       SOLE                 126168        0        0
D ENDURANCE SPECIALTY HOLDINGS   COM              G30397106      977    21210 SH       SOLE                  21210        0        0
D FAIR ISAAC CORP                COM              303250104     1409    60288 SH       SOLE                  60288        0        0
D GOOGLE INC                     COM              38259P508     4882     8219 SH       SOLE                   8219        0        0
D GLOBAL PAYMENTS                COM              37940X102     1206    26109 SH       SOLE                  26109        0        0
D GENOPTIX INC                   COM              37243V100     1518    79801 SH       SOLE                  79801        0        0
D HARLEY DAVIDSON                COM              412822108     3186    91893 SH       SOLE                  91893        0        0
D HEWLETT-PACKARD                COM              428236103     3836    91112 SH       SOLE                  91112        0        0
D HEARTLAND PMT SYS              COM              42235N108     2317   150252 SH       SOLE                 150252        0        0
D HURCO COMPANIES INC            COM              447324104     2021    85468 SH       SOLE                  85468        0        0
D INVESTMENT TECHNOLOGY GROUP    COM              46145F105     3411   208343 SH       SOLE                 208343        0        0
D JOHNSON & JOHNSON              COM              478160104     2529    40889 SH       SOLE                  40889        0        0
D JANUS CAP GROUP INC            COM              47102X105     1879   144869 SH       SOLE                 144869        0        0
D JOS A BANK CLOTHIERS INC       COM              480838101     1084    26896 SH       SOLE                  26896        0        0
D KMG CHEMICALS I                COM              482564101     1191    71847 SH       SOLE                  71847        0        0
D COCA-COLA CO                   COM              191216100     4025    61196 SH       SOLE                  61196        0        0
D LINCOLN ELECTRIC HOLDINGS      COM              533900106     1139    17444 SH       SOLE                  17444        0        0
D MASTERCARD INC                 COM              57636Q104     5474    24425 SH       SOLE                  24425        0        0
D MEDTRONIC INC                  COM              585055106     2261    60962 SH       SOLE                  60962        0        0
D MARKEL CORP                    COM              570535104      721     1907 SH       SOLE                   1907        0        0
D MICROSOFT CORP                 COM              594918104     2641    94616 SH       SOLE                  94616        0        0
D NATHAN'S FAMOUS                COM              632347100     1609    95503 SH       SOLE                  95503        0        0
D NASDAQ STOCK MKT INC           COM              631103108     2846   119948 SH       SOLE                 119948        0        0
D PROCTER & GAMBLE               COM              742718109      983    15279 SH       SOLE                  15279        0        0
D PROASSURANCE CORP              COM              74267C106     1704    28124 SH       SOLE                  28124        0        0
D EVEREST RE GROUP LTD           COM              G3223R108     4614    54403 SH       SOLE                  54403        0        0
D SONIC CORP                     COM              835451105     1738   171752 SH       SOLE                 171752        0        0
D TEVA PHARMACEUTICAL ADR        COM              881624209     5146    98718 SH       SOLE                  98718        0        0
D SPEEDWAY MOTORS                COM              847788106     1172    76478 SH       SOLE                  76478        0        0
D WATSON WYATT & CO              COM              891894107     1741    33444 SH       SOLE                  33444        0        0
D TIME WARNER CABLE INC          COM              88732J207     3558    53879 SH       SOLE                  53879        0        0
D TEXAS INSTRUMENTS INC          COM              882508104     2293    70548 SH       SOLE                  70548        0        0
D WHIRLPOOL CORP                 COM              963320106     3630    40860 SH       SOLE                  40860        0        0
